NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532





                         August 29, 1997



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:  The First Trust Special Situations Trust, Series 215
              (File No. 333-34343) (CIK No. 1040639)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on August 27, 1997.

                                    Very truly yours,



                                    NIKE SECURITIES L.P.